General Information (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
POSCO's Shareholders
As of December 31, 2025, POSCO HOLDINGS INC.’s shareholders are as follows:

Shareholder’s name	Number of shares	Ownership (%)
National Pension Service	6,441,610	7.96
BlackRock Fund Advisors(*1)	4,206,522	5.20
CITIBANK.N.A	2,289,755	2.83
Pohang University of Science and Technology	1,981,047	2.45
Samsung Group	1,861,979	2.30
Others	64,152,039	79.26

	80,932,952	100.00

(*1)	Includes shares held by subsidiaries and others.

Details of Consolidated Subsidiaries
(b)	Consolidated subsidiaries
Details of consolidated subsidiaries as of December 31, 2024 and 2025 are as follows:

		Ownership (%)
		December 31, 2024			December 31, 2025
	Principal operations	POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Domestic]
POSCO	Steel, rolled products and plates	100.00	—	100.00	100.00	—	100.00	Pohang
POSCO Eco & Challenge Co., Ltd.	Engineering and construction	52.80	—	52.80	52.80	—	52.80	Pohang
POSCO STEELEON Co., Ltd.	Coated steel manufacturing	—	56.96	56.96	—	56.96	56.96	Pohang
POSCO DX Co., Ltd.	Computer hardware and software distribution	65.47	—	65.47	65.47	—	65.47	Pohang
POSCO Research Institute	Economic research and consulting	100.00	—	100.00	100.00	—	100.00	Seoul
POSCO WIDE Co., Ltd.	Business facility maintenance	100.00	—	100.00	100.00	—	100.00	Seoul
POSCO A&C	Architecture and consulting	—	100.00	100.00	—	100.00	100.00	Seoul
POSCO Venture Capital Co., Ltd.	Investment in venture companies	100.00	—	100.00	100.00	—	100.00	Pohang
eNtoB Corporation	Electronic commerce	—	69.32	69.32	—	69.32	69.32	Seoul
POSCO FUTURE M CO.,LTD.	Refractories, Anode/Cathode materials manufacturing and sales	59.74	—	59.74	58.18	—	58.18	Pohang
POSCO FLOW Co., Ltd.	Transporting and warehousing	100.00	—	100.00	100.00	—	100.00	Gwangyang
POSCO M-TECH(*3)	Packing materials manufacturing and sales	—	48.85	48.85	—	48.85	48.85	Pohang
PNR	Steel by product manufacturing and sales	—	70.00	70.00	—	70.00	70.00	Pohang
POSCO WOMAN’S FUND(*3)	Investment in venture companies	—	40.00	40.00	—	40.00	40.00	Seoul
POSCO Group University	Education service and real estate business	100.00	—	100.00	100.00	—	100.00	Incheon
Growth Ladder POSCO K-Growth Global Fund(*3)	Investment in venture companies	—	50.00	50.00	—	50.00	50.00	Pohang
POSCO IH	Intellectual Property Services and consulting	100.00	—	100.00	100.00	—	100.00	Seoul
TANCHEON E&E	Refuse derived fuel and power generation	—	100.00	100.00	—	100.00	100.00	Seoul
POSCO Humans	Business assistance service	—	100.00	100.00	—	100.00	100.00	Pohang
Mapo Hibroad Parking Co., Ltd.	Construction	—	71.00	71.00	—	71.00	71.00	Seoul
Busan E&E Co., Ltd.	Refuse derived fuel and power generation	70.00	—	70.00	70.00	—	70.00	Busan
POSCO INTERNATIONAL Corporation	Trading, power generation, energy & resource development and others	72.98	—	72.98	72.98	—	72.98	Seoul

		Ownership (%)
		December 31, 2024			December 31, 2025
	Principal operations	POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Domestic]
Pohang Scrap Recycling Distribution Center Co., Ltd.	Steel processing and sales	—	51.00	51.00	—	51.00	51.00	Pohang
Songdo Development PMC (Project Management Company) LLC.	Housing business agency	—	100.00	100.00	—	100.00	100.00	Incheon
Korea Fuel Cell	Fuel cell	—	100.00	100.00	—	100.00	100.00	Pohang
POSCO GEM 1st Fund	Investment in venture companies	98.81	1.19	100.00	98.82	1.18	100.00	Pohang
POSCO MOBILITY SOLUTION	STC, TMC, Plate manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Cheonan
Posco New Growth	Investment in venture companies	99.89	0.11	100.00	99.89	0.11	100.00	Seoul
IMP Fund I	Investment in venture companies	98.05	—	98.05	98.05	—	98.05	Pohang
POSCO-Pilbara LITHIUM SOLUTION Co., Ltd.	Lithium manufacturing and sales	82.00	—	82.00	82.00	—	82.00	Gwangyang
POSCO-HY Clean Metal Co., Ltd.	Non-ferrous metal smelting	—	75.00	75.00	—	100.00	100.00	Gwangyang
Consus Pf Private Real Estate Fund	REITs	—	66.67	66.67	—	—	—	—
New Energy Hub	Electricity and gas supply	—	100.00	100.00	—	—	—	—
Posco Busan Newdeal Fund(*3)	Investment in venture companies	—	32.00	32.00	—	32.00	32.00	Pohang
Shinan Green Energy Co., LTD	Electricity production	—	54.53	54.53	—	54.53	54.53	Shinahn
eSteel4U	Wholesales and retail	—	61.12	61.12	—	61.12	61.12	Seoul
POSCO Social Investment Fund	Investment in venture companies	20.00	50.00	70.00	20.00	50.00	70.00	Pohang
POSCO Silicon Solution Co., Ltd	Other engineering R&D industries	100.00	—	100.00	100.00	—	100.00	Sejong
Consus Pf Private Real Estate Fund No.2	Real estate development	—	66.67	66.67	—	—	—	—
POSCO GS Eco Materials Co., Ltd	Rechargeable battery	51.00	—	51.00	70.25	—	70.25	Seoul
POSCO Lithium Solution Co., Ltd.	Lithium manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Gwangyang
QSONE Co.,Ltd.	Real estate rental	100.00	—	100.00	100.00	—	100.00	Seoul
POSCO PS Tech	Maintenance service	—	100.00	100.00	—	100.00	100.00	Pohang
POSCO PR Tech	Maintenance service	—	100.00	100.00	—	100.00	100.00	Pohang
POSCO PH Solution	Maintenance service	—	100.00	100.00	—	100.00	100.00	Pohang
POSCO GYS Tech	Maintenance service	—	100.00	100.00	—	100.00	100.00	Gwangyang
POSCO GYR Tech	Maintenance service	—	100.00	100.00	—	100.00	100.00	Gwangyang
POSCO GY Solution	Maintenance service	—	100.00	100.00	—	100.00	100.00	Gwangyang
PCC Facilities Component Fund	Investment Association	—	60.00	60.00	—	60.00	60.00	Pohang
POSCO HOLDINGS CVC 2nd Fund	Investment in new technologies business	98.76	1.24	100.00	98.77	1.23	100.00	Pohang
International Energy Expansion for Technology Innovation Fund	Investment in new technologies business	—	60.00	60.00	—	60.00	60.00	Pohang

		Ownership (%)
		December 31, 2024			December 31, 2025
	Principal operations	POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Domestic]
POSCO CNGR Nickel Solution	High-Purity nickel manufacturing and sales	60.00	—	60.00	—	—	—	—
POSCO CVC Scale-Up Fund	Investment in venture companies	—	60.00	60.00	—	60.00	60.00	Pohang
SK SOLRA POWER GENERATION COPORATION	Power generation	—	100.00	100.00	—	—	—	—
POSCO ZT AIR SOLUTION	High-Purity rare gas manufacturing and sales	75.10	—	75.10	75.10	—	75.10	Gwangyang
RNR logistics	Logistics and warehousing	—	100.00	100.00	—	100.00	100.00	Seoul
Mastern No.123 Yeoju Samgyo PFV CO., Ltd	Logistics and warehousing	—	100.00	100.00	—	—	—	—
POSCO DEEPTECH IP FUND	Investment in new technologies	—	—	—	—	60.00	60.00	Pohang
FUTURE GRAPH CO., LTD.	Spherical graphite manufacturing	—	—	—	—	100.00	100.00	Gunsan
CHEMGAS KOREA CO., LTD.	Specialty gass refining and sales	—	—	—	—	100.00	100.00	Eumseong
POSCO-EVER NEW MEDICAL Investment Fund	Investment in new technologies	—	—	—	—	60.00	60.00	Seoul
POSCO Stainless Precision & Processing	STS	—	—	—	—	100.00	100.00	Ansan
POSCO INTERNATIONAL CVC 1st Fund	Investment in new technologies	—	—	—	—	100.00	100.00	Pohang
POSCO CVC 1st Fund	Investment in new technologies	—	—	—	—	100.00	100.00	Pohang
New Zero 2nd Co., Ltd.	SPC	—	—	—	—	100.00	100.00	Seoul
POSCO DX CVC 1st Fund	Investment in new technologies	—	—	—	—	100.00	100.00	Pohang
POSCO Group AC Fund I	Investment in new technologies	—	—	—	98.38	1.62	100.00	Pohang
POSCO Safety Solution	Safety consulting	—	—	—	100.00	—	100.00	Seongnam
Startup Korea Posco group Openinnovation Fund	Investment in new technologies	—	—	—	—	70.00	70.00	Pohang
FLOW K CO., Ltd.	Logistics and warehousing	—	—	—	—	70.00	70.00	Gwangyang

		Ownership (%)
		December 31, 2024			December 31, 2025
	Principal operations	POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Foreign]
POSCO America Corporation	Research&Consulting	99.45	0.54	99.99	99.45	0.54	99.99	USA
POSCO AUSTRALIA PTY LTD	Raw material sales & mine development	100.00	—	100.00	100.00	—	100.00	Australia
POSCO Canada Ltd.	Coal sales	100.00	—	100.00	100.00	—	100.00	Canada
POSCO Asia Co., Ltd.	Finance	100.00	—	100.00	100.00	—	100.00	China
POSCO-CTPC Co., Ltd.	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	China
POSCO E&C Vietnam Co., Ltd.	Steel structure manufacturing and sales	—	100.00	100.00	—	—	—	—
POSCO (Zhangjiagang) Stainless Steel Co.,Ltd.	Stainless steel manufacturing and sales	58.60	23.88	82.48	58.60	23.88	82.48	China
POSCO (Thailand) Company Limited	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO-MKPC SDN BHD	Steel manufacturing and sales	—	70.00	70.00	—	70.00	70.00	Malaysia
Qingdao Pohang Stainless Steel Co., Ltd.	Stainless steel manufacturing and sales	70.00	30.00	100.00	70.00	30.00	100.00	China
POSCO(Suzhou) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO-China Qingdao Processing Center Co.Ltd.	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	China
POS-ORE PTY LTD	Iron ore development and sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-China Holding Corp.	Holding company	100.00	—	100.00	100.00	—	100.00	China
POSCO JAPAN Co., Ltd.	Steel Marketing, demand development and technology research	100.00	—	100.00	100.00	—	100.00	Japan
POS-GC PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-India Private Limited	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	India
POSCO-India Pune Processing Center. Pvt. Ltd.	Steel manufacturing and sales	—	65.00	65.00	—	100.00	100.00	India
POSCO Japan PC CO.,LTD	Steel manufacturing and sales	—	86.12	86.12	—	86.12	86.12	Japan
POSCO-CFPC Co., Ltd.	Steel manufacturing and sales	44.66	55.34	100.00	44.66	55.34	100.00	China
POSCO E&C CHINA Co., Ltd.	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	China
POSCO MPPC S.A. de C.V.	Steel manufacturing and sales	21.02	75.29	96.31	21.02	78.98	100.00	Mexico
Zhangjigang Pohang Port Co., Ltd.	Loading and unloading service	—	100.00	100.00	—	100.00	100.00	China

		Ownership (%)
		December 31, 2024			December 31, 2025
	Principal operations	POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Foreign]
POSCO-VIETNAM Co., Ltd.	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Vietnam
POSCO MEXICO S.A. DE C.V.	Automotive steel sheet manufacturing and sales	—	98.16	98.16	—	98.16	98.16	Mexico
POSCO-Poland Wroclaw Processing Center Sp. z o. o.	Steel manufacturing and sales	—	60.00	60.00	—	60.00	60.00	Poland
POS-NP PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
DAEWOO INTERNATIONAL SHANGHAI WAIGAOQIAO CO., LTD	Intermediary trade & bonded warehouse operation	—	100.00	100.00	—	100.00	100.00	China
PT. Bio Inti Agrindo	Forest resources development	—	85.00	85.00	—	85.00	85.00	Indonesia
POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd.	Steel manufacturing and sales	50.00	10.00	60.00	50.00	10.00	60.00	China
POSCO Thainox Public Company Limited	STS cold-rolled steel manufacturing and sales	—	74.56	74.56	—	74.56	74.56	Thailand
HUNCHUN POSCO HMM INTERNATIONAL LOGISTICS CO., LTD.	Logistics	—	81.55	81.55	—	81.55	81.55	China
POSCO INTERNATIONAL VIETNAM CO., LTD	Trading business	—	100.00	100.00	—	100.00	100.00	Vietnam
POSCO(Chongqing) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	China
SUZHOU POSCO-CORE TECHNOLOGY CO., LTD.	Component manufacturing and sales	—	100.00	100.00	—	—	—	—
PT.KRAKATAU POSCO FUTUREM	Quicklime manufacturing and sales	—	80.00	80.00	—	80.00	80.00	Indonesia
POSCO AFRICA (PROPRIETARY) LIMITED	Mine development	100.00	—	100.00	100.00	—	100.00	South Africa
POSCO Center Beijing	Real estate development, rental and management	—	100.00	100.00	—	100.00	100.00	China
POSCO-Malaysia SDN. BHD.	Steel manufacturing and sales	—	95.42	95.42	—	95.42	95.42	Malaysia

		Ownership (%)
		December 31, 2024			December 31, 2025
	Principal operations	POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Foreign]
PT KRAKATAU BLUE WATER	Wastewater treatment facilities operation and maintenance	—	67.00	67.00	—	67.00	67.00	Indonesia
POSCO INTERNATIONAL MYANMAR CO.,LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	Myanmar
POSCO-Italy Processing Center	Stainless steel sheet manufacturing and sales	88.89	11.11	100.00	88.89	11.11	100.00	Italy
Myanmar POSCO C&C Company,Limited.	Steel manufacturing and sales	—	70.00	70.00	—	70.00	70.00	Myanmar
POSCO DX VIETNAM	IT service and electric control engineering	—	100.00	100.00	—	100.00	100.00	Vietnam
POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE.LTD.	Real estate development	—	75.00	75.00	—	75.00	75.00	Singapore
POS-Minerals Corporation	Mine development management and sales	—	100.00	100.00	—	100.00	100.00	USA
POSCO(Wuhu) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	68.57	31.43	100.00	68.57	31.43	100.00	China
POSCO Engineering and Construction India Private Limited	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	India
POSCO COATED STEEL (THAILAND) CO., LTD.	Vehicle steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO INTERNATIONAL AMARA Co., Ltd.	Real estate development	—	85.00	85.00	—	85.00	85.00	Myanmar
POSCO-Mexico Villagran Wire-rod Processing Center	Steel manufacturing and sales	—	66.75	66.75	—	66.75	66.75	Mexico
POSCO ChengDu Processing Center(*3)	Steel manufacturing and sales	—	43.00	43.00	—	43.00	43.00	China
POSCO(Suzhou) Steel Processing Center CO., LTD.	Steel manufacturing and sales	—	100.00	100.00	—	—	—	—
POSCO E&C SMART S DE RL DE CV	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Mexico
POSCO Philippine Manila Processing Center, Inc.	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Philippines
POSCO E&C HOLDINGS CO.,Ltd.	Holding company	—	100.00	100.00	—	100.00	100.00	Thailand

		Ownership (%)
		December 31, 2024			December 31, 2025
	Principal operations	POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Foreign]
PT.KRAKATAU POSCO SOCIAL ENTERPRISE SERVICES INDONESIA	Social enterprise	—	99.91	99.91	—	99.91	99.91	Indonesia
Ventanas Philippines Construction Inc	Construction	—	100.00	100.00	—	100.00	100.00	Philippines
SANPU TRADING Co., Ltd.	Raw material trading	—	70.04	70.04	—	—	—	—
Zhangjiagang BLZ Pohang International Trading	Steel Intermediate trade	—	100.00	100.00	—	100.00	100.00	China
POSCO RU Limited Liability Company	Trade and business development	100.00	—	100.00	100.00	—	100.00	Russia
GOLDEN LACE POSCO INTERNATIONAL CO., LTD.	Rice processing	—	60.00	60.00	—	60.00	60.00	Myanmar
POSCO DX China CO.,LTD	IT service and DVR business	—	100.00	100.00	—	100.00	100.00	China
Pos-Sea Pte Ltd	Steel Intermediate trade	—	100.00	100.00	—	100.00	100.00	Singapore
POSCO Europe Steel Distribution Center	Logistics & Steel sales	—	90.00	90.00	—	90.00	90.00	Slovenia
POSCO ENGINEERING (THAILAND) CO., LTD.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO VST CO., LTD.	Stainless steel sheet manufacturing and sales	95.65	—	95.65	95.65	—	95.65	Vietnam
POSCO INTERNATIONAL UKRAINE, LLC.	Grain sales	—	100.00	100.00	—	100.00	100.00	Ukraine
Zhangjiagang Pohang Refractories Co., Ltd.	Refractory materials sales & furnace maintenance	—	51.00	51.00	—	51.00	51.00	China
POSCO Maharashtra Steel Private Limited	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	India
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED	Steel manufacturing and sales	—	95.32	95.32	—	95.32	95.32	India
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Turkiye
POSCO Vietnam Processing Center Joint Stock Company	Steel manufacturing and sales	84.04	15.96	100.00	84.04	15.96	100.00	Vietnam
POSCO(Liaoning) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO-Indonesia Jakarta Processing Center	Steel manufacturing and sales	—	92.20	92.20	—	92.20	92.20	Indonesia

		Ownership (%)
		December 31, 2024			December 31, 2025
	Principal operations	POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Foreign]
PT.MOTTA RESOURCES INDONESIA	Mine development	65.00	—	65.00	65.00	—	65.00	Indonesia
POSCO TMC INDIA PRIVATE LIMITED	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	India
POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD.	Steel manufacturing and sales	—	97.80	97.80	—	97.80	97.80	USA
POSCO(Yantai) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO India Steel Distribution Center Private Ltd.	Steel logistics	—	100.00	100.00	—	100.00	100.00	India
POSCO YAMATO VINA STEEL JOINT STOCK COMPANY	Steel manufacturing and sales	—	51.00	51.00	—	51.00	51.00	Vietnam
PT.POSCO DX INDONESIA	IT service and electric control engineering	—	66.99	66.99	—	66.99	66.99	Indonesia
POSCO NCR Coal Ltd.	Coal sales	—	100.00	100.00	—	100.00	100.00	Canada
POSCO WA PTY LTD	Iron ore sales & mine development	100.00	—	100.00	100.00	—	100.00	Australia
POSCO AUSTRALIA GP PTY LIMITED	Resource development	—	100.00	100.00	—	100.00	100.00	Australia
PT. KRAKATAU POSCO ENERGY	Electricity production construction and operation	—	55.00	55.00	—	55.00	55.00	Indonesia
POSCO INTERNATIONAL AMERICA CORP.	Trading business	—	100.00	100.00	—	100.00	100.00	USA
POSCO INTERNATIONAL Deutschland GMBH	Trading business	—	100.00	100.00	—	100.00	100.00	Germany
POSCO INTERNATIONAL JAPAN CORP.	Trading business	—	100.00	100.00	—	100.00	100.00	Japan
POSCO INTERNATIONAL SINGAPORE PTE. LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	Singapore
POSCO INTERNATIONAL ITALIA S.R.L.	Trading business	—	100.00	100.00	—	100.00	100.00	Italy
POSCO INTERNATIONAL (CHINA) CO., LTD	Trading business	—	100.00	100.00	—	100.00	100.00	China
POSCO INTERNATIONAL TEXTILE LLC.	Textile manufacturing	—	100.00	100.00	—	100.00	100.00	Uzbekistan

		Ownership (%)
		December 31, 2024			December 31, 2025
	Principal operations	POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Foreign]
POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD.	Resource development	—	100.00	100.00	—	100.00	100.00	Australia
POSCO MAURITIUS LIMITED	Coal development and sales	—	100.00	100.00	—	100.00	100.00	Mauritius
PT. KRAKATAU POSCO(*3)	Steel manufacturing and sales	—	50.00	50.00	—	50.00	50.00	Indonesia
POSCO INTERNATIONAL MEXICO, S.A de C.V..	Trading business	—	100.00	100.00	—	100.00	100.00	Mexico
POSCO INTERNATIONAL MALAYSIA SDN BHD	Trading business	—	100.00	100.00	—	100.00	100.00	Malaysia
PT.POSCO INDONESIA INTI	Consulting	100.00	—	100.00	100.00	—	100.00	Indonesia
POSCO INTERNATIONAL SHANGHAI CO., LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	China
POSCO INTERNATIONAL INDIA PVT., LTD	Trading business	—	100.00	100.00	—	100.00	100.00	India
PT. POSCO E&C INDONESIA	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Indonesia
HUME COAL PTY LTD	Raw material manufacturing	—	100.00	100.00	—	100.00	100.00	Australia
Brazil Sao Paulo Steel Processing Center	Steel manufacturing and sales	—	76.00	76.00	—	76.00	76.00	Brazil
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	Construction	—	100.00	100.00	—	—	—	—
POSCO ASSAN TST STEEL INDUSTRY Inc	Steel manufacturing and sales	—	70.00	70.00	—	70.00	70.00	Turkiye
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	100.00	100.00	Hongkong
JB CLARK HILLS	Apartment construction	—	70.00	70.00	—	70.00	70.00	Philippines
POS-LT Pty Ltd	Lithium mining investment	—	100.00	100.00	—	100.00	100.00	Australia
ZHEJIANG POSCO-HUAYOU ESM CO., LTD	Anode material manufacturing	14.67	45.33	60.00	14.67	45.33	60.00	China
POSCO Argentina S.A.U.	Mineral exploration/manufacturing/sales	100.00	—	100.00	100.00	—	100.00	Argentina
GRAIN TERMINAL HOLDING PTE. LTD.	Trading business	—	75.00	75.00	—	75.00	75.00	Singapore
Mykolaiv Milling Works PJSC.	Grain trading	—	100.00	100.00	—	100.00	100.00	Ukraine

		Ownership (%)
		December 31, 2024			December 31, 2025
	Principal operations	POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Foreign]
Yuzhnaya Stevedoring Company Limited LLC.	Cargo handling	—	100.00	100.00	—	100.00	100.00	Ukraine
Posco International (Thailand) Co., Ltd.	Trade	—	100.00	100.00	—	100.00	100.00	Thailand
PT POSCO INTERNATIONAL INDONESIA	Trade	—	100.00	100.00	—	100.00	100.00	Indonesia
PEC POWERCON SDN. BHD.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Malaysia
Poland Legnica Sourcing Center Sp. z o.o	Non-ferrous metal Smetling	100.00	—	100.00	100.00	—	100.00	Poland
POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD.	Extraction of Crude petroleum and Natural gas	—	100.00	100.00	—	100.00	100.00	Malaysia
AGPA PTE. LTD.	Holding company	—	100.00	100.00	—	100.00	100.00	Singapore
Senex Holdings PTY LTD(*1)	Resource Development	—	50.10	50.10	—	50.10	50.10	Australia
Posco International Mexico e-Mobility S.A DE C.V.	Electric Vehicle Parts Manufacturing	—	100.00	100.00	—	100.00	100.00	Mexico
Posco Future Materials Canada Inc.	Holding company	—	100.00	100.00	—	100.00	100.00	Canada
ULTIUM CAM GP INC.	Holding company	—	85.00	85.00	—	85.00	85.00	Canada
ULTIUM CAM LIMITED PARTNERSHIP	Anode material manufacturing	—	85.00	85.00	—	85.00	85.00	Canada
POSCO(Wuhan) Automotive Processing Center Co.,Ltd	Steel manufacturing and sales	68.57	31.43	100.00	68.57	31.43	100.00	China
POSCO BRAZIL LTDA	Office Administration, Management Consulting	—	100.00	100.00	—	100.00	100.00	Brazil
Port Hedland Green Steel Pty Ltd	Iron and steel manufacturing	—	100.00	100.00	—	100.00	100.00	Australia
PT AGPA REFINERY COMPLEX	Animal/vegetable oil manufacturing	—	60.00	60.00	—	60.00	60.00	Indonesia
POSCO MOBILITY SOLUTION POLAND Sp. z o.o.,	Manufacturing, automobile motor parts	—	100.00	100.00	—	100.00	100.00	Poland
PT POSCO INTERNATIONAL ENP INDONESIA	Crude oil and natural gas	—	100.00	100.00	—	100.00	100.00	Indonesia
POSCO INTERNATIONAL E&P USA Inc.	Carbon capture and storage, resource development	—	100.00	100.00	—	100.00	100.00	USA
POSCO FLOW CANADA INC.	Transporting and warehousing	—	100.00	100.00	—	100.00	100.00	Canada
POSCO FLOW (Shanghai) Co.,Ltd	Transporting	—	100.00	100.00	—	100.00	100.00	China
POSCO (BEIJING) Trading Co., Ltd.	Trade	—	100.00	100.00	—	100.00	100.00	China
POSCO INTERNATIONAL ALASKA ENERGY LLC	Energy	—	—	—	—	100.00	100.00	USA

		Ownership (%)
		December 31, 2024			December 31, 2025
	Principal operations	POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total	Region
[Foreign]
POSCO FLOW VIETNAM CO., LTD	Logistics	—	—	—	—	100.00	100.00	Vietnam
PT. Prime Agri Resources(*2)	Food resources development	—	—	—	—	65.72	65.72	Indonesia

(*1)	Senex Holdings PTY LTD consists of 21 subsidiaries including Senex Energy Limited.
(*2)	PT. Prime Agri Resources includes 25 subsidiaries including PT. Prime Agri Resources.
(*3)
As of December 31, 2025, the entities are classified as consolidated subsidiaries since the Company has control over the investees although the Company’s percentage of ownership is 50% or less, considering the structure of the entities’ Board of Directors and others.

Disclosure of Financial information about Principal subsidiaries
(c)	Summarized financial information of principal subsidiaries as of and for the years ended December 31, 2023, 2024 and 2025 are as follows:
1) As of and for the Year ended December 31, 2023

(in millions of Won)
Company	Assets		Liabilities	Equity	Revenue	Profit (loss)
[Domestic]
POSCO	￦	45,825,529	12,716,600	33,108,929	38,971,567	1,179,665
POSCO Eco & Challenge Co., Ltd.		8,402,626	5,061,423	3,341,203	9,463,944	198,412
POSCO STEELEON Co., Ltd.		529,525	174,724	354,801	1,132,510	32,276
POSCO DX Co., Ltd.		871,343	418,446	452,897	1,445,326	88,527
eNtoB Corporation		164,228	97,127	67,101	1,110,222	8,491
POSCO FUTURE M CO.,LTD.		5,756,556	3,327,874	2,428,682	4,457,201	32,140
POSCO M-TECH		154,927	39,170	115,757	341,410	4,868
POSCO INTERNATIONAL Corporation		12,565,027	7,170,143	5,394,884	28,536,917	632,519
POSCO MOBILITY SOLUTION		1,036,342	448,319	588,023	1,432,416	(24,265)
POSCO-Pilbara LITHIUM SOLUTION Co., Ltd.		898,301	558,449	339,852	4,673	(34,198)
QSONE Co.,Ltd.(*1)		232,848	53,646	179,202	18,044	6,037

[Foreign]
POSCO America Corporation		153,900	7,980	145,920	12,231	16,690
POSCO AUSTRALIA PTY LTD(*2)		1,322,381	133,612	1,188,769	224,985	152,896
POSCO Asia Co., Ltd.		1,130,637	862,642	267,995	83,539	16,275
POSCO-CTPC Co., Ltd.		113,805	59,166	54,639	250,167	1,093
POSCO (Zhangjiagang) Stainless Steel Co.,Ltd.		936,933	459,269	477,664	3,359,087	(169,873)
POSCO (Thailand) Company Limited		185,280	82,456	102,824	440,532	(3,621)
Qingdao Pohang Stainless Steel Co., Ltd.		128,820	23,453	105,367	296,883	(13,362)

(in millions of Won)
Company	Assets	Liabilities	Equity	Revenue	Profit (loss)
POSCO (Suzhou) Automotive Processing Center Co., Ltd.	371,734	198,451	173,283	729,700	6,364
POSCO-China Holding Corp.	986,501	515,610	470,891	31,329	(22,326)
POSCO JAPAN Co., Ltd.	201,184	5,300	195,884	16,453	3,705
POSCO-India Pune Processing Center. Pvt. Ltd.	222,439	175,594	46,845	436,248	1,576
POSCO Japan PC CO.,LTD	335,780	254,557	81,223	623,375	9,079
POSCO-CFPC Co., Ltd.	296,489	229,961	66,528	843,934	1,900
POSCO MPPC S.A. de C.V.	521,303	415,819	105,484	934,346	(278)
POSCO-VIETNAM Co., Ltd.	309,476	299,054	10,422	737,530	(5,594)
POSCO MEXICO S.A. DE C.V.	726,121	500,597	225,524	846,600	(8,530)
POSCO Thainox Public Company Limited	433,638	100,506	333,132	551,000	(4,170)
POSCO Center Beijing	427,898	246,190	181,708	37,028	5,623
POSCO COATED STEEL (THAILAND) CO., LTD.	307,619	220,259	87,360	386,992	1,459
POSCO INTERNATIONAL AMARA Co., Ltd.	306,105	400,124	(94,019)	33,288	(21,723)
POSCO VST CO., LTD.	251,525	196,382	55,143	547,889	(36,723)
POSCO Maharashtra Steel Private Limited	1,319,232	791,431	527,801	1,763,374	58,669
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED	344,678	251,870	92,808	896,860	13,268
POSCO Vietnam Processing Center. Co.,Ltd	238,694	127,038	111,656	577,064	7,003
POSCO(Liaoning) Automotive Processing Center Co., Ltd.	99,186	48,858	50,328	229,524	3,718
POSCO YAMATO VINA STEEL JOINT STOCK COMPANY	434,496	127,087	307,409	395,261	8,993
PT. KRAKATAU POSCO ENERGY	263,986	94,202	169,784	34,158	13,895
POSCO INTERNATIONAL AMERICA CORP.	629,533	473,572	155,961	2,282,133	29,445
POSCO INTERNATIONAL Deutschland GMBH	400,762	384,113	16,649	946,974	3,413
POSCO INTERNATIONAL JAPAN CORP.	895,043	744,065	150,978	2,939,318	27,022
POSCO INTERNATIONAL SINGAPORE PTE. LTD.	294,527	280,090	14,437	3,025,822	7,452
POSCO INTERNATIONAL ITALIA S.R.L.	226,148	209,374	16,774	777,756	1,498
PT. KRAKATAU POSCO	3,475,929	2,747,948	727,981	3,130,551	65,827
POSCO ASSAN TST STEEL INDUSTRY	471,071	456,913	14,158	416,096	(73,032)
POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD.	152,896	135,087	17,809	251,884	(3,025)
POSCO Argentina S.A.U.	1,658,879	542,525	1,116,354	—	(73,807)
POSCO-MKPC SDN BHD	132,043	59,916	72,127	244,754	8,770
Senex Holdings PTY LTD(*2)	1,623,493	802,259	821,234	246,493	14,239

(*1)	The sales and net income occurred after the inclusion as a subsidiary.
(*2)
Summarized financial information of POSCO AUSTRALIA PTY LTD and Senex Holdings PTY LTD, a subsidiary of POSCO HOLDINGS INC., are based on its consolidated financial information. The financial information of the other entities is based on separate financial statements of each entity.

2)	As of and for the Year ended December 31, 2024

(in millions of Won)
Company	Assets		Liabilities	Equity	Revenue	Profit (loss)
[Domestic]
POSCO	￦	45,681,401	12,574,873	33,106,528	37,556,523	901,542
POSCO Eco & Challenge Co., Ltd.		7,409,590	3,987,205	3,422,385	9,933,169	93,873
POSCO STEELEON Co., Ltd.		530,860	154,751	376,108	1,175,769	32,358
POSCO DX Co., Ltd.		871,043	356,499	514,543	1,440,386	86,759

(in millions of Won)
Company	Assets	Liabilities	Equity	Revenue	Profit (loss)
eNtoB Corporation	186,221	116,120	70,101	1,018,894	4,683
POSCO FUTURE M CO.,LTD.	6,765,713	3,980,328	2,785,385	3,608,988	(222,038)
POSCO M-TECH	149,758	37,945	111,813	346,628	568
POSCO INTERNATIONAL Corporation	12,692,301	6,981,884	5,710,417	27,388,739	510,930
POSCO MOBILITY SOLUTION	957,411	406,888	550,523	1,179,247	(35,088)
POSCO-Pilbara LITHIUM SOLUTION Co., Ltd.	1,254,635	1,038,612	216,023	30,237	(122,852)
QSONE Co.,Ltd.	232,238	44,188	188,050	23,087	8,852

[Foreign]
POSCO America Corporation	182,232	8,496	173,737	13,260	6,839
POSCO AUSTRALIA PTY LTD(*1)	1,030,657	72,827	957,831	147,136	80,352
POSCO Asia Co., Ltd.	917,019	621,154	295,864	64,318	(8,867)
POSCO-CTPC Co., Ltd.	108,172	47,479	60,692	264,923	—
POSCO (Zhangjiagang) Stainless Steel Co.,Ltd.	1,047,884	654,532	393,352	3,042,140	(129,933)
POSCO (Thailand) Company Limited	197,326	77,129	120,197	407,074	2,400
Qingdao Pohang Stainless Steel Co., Ltd.	135,759	33,597	102,162	211,357	(14,197)
POSCO (Suzhou) Automotive Processing Center Co., Ltd.	441,569	252,305	189,265	783,814	(2,773)
POSCO-China Holding Corp.	1,018,689	512,006	506,683	20,500	(17,866)
POSCO JAPAN Co., Ltd.	212,669	8,031	204,638	15,989	2,985
POSCO-India Pune Processing Center. Pvt. Ltd.	209,999	156,856	53,144	483,584	1,129
POSCO Japan PC CO.,LTD	352,915	262,886	90,028	615,346	6,430
POSCO-CFPC Co., Ltd.	331,811	257,870	73,941	980,637	(96)
POSCO MPPC S.A. de C.V.	661,110	536,852	124,258	1,008,224	3,709
POSCO-VIETNAM Co., Ltd.	350,524	337,418	13,106	835,631	1,136
POSCO MEXICO S.A. DE C.V.	749,960	475,331	274,629	999,807	16,243
POSCO Thainox Public Company Limited	512,321	115,149	397,172	576,912	14,948
POSCO Center Beijing	457,044	253,675	203,369	32,514	1,065
POSCO COATED STEEL (THAILAND) CO., LTD.	324,391	228,055	96,336	402,981	(3,165)
POSCO INTERNATIONAL AMARA Co., Ltd.	322,963	479,031	(156,068)	43,629	(45,325)
POSCO VST CO., LTD.	304,235	224,360	79,875	510,914	15,771
POSCO Maharashtra Steel Private Limited	1,471,597	695,297	776,300	1,785,238	180,957
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED	424,014	310,883	113,131	1,003,522	9,669
POSCO (Liaoning) Automotive Processing Center Co., Ltd.	89,444	31,260	58,184	209,207	2,339
POSCO YAMATO VINA STEEL JOINT STOCK COMPANY	466,488	142,002	324,486	423,938	(24,091)
PT. KRAKATAU POSCO ENERGY	296,566	89,437	207,130	34,777	12,578
POSCO INTERNATIONAL AMERICA CORP.	726,447	489,622	236,825	2,651,352	54,727
POSCO INTERNATIONAL Deutschland GMBH	503,928	488,965	14,963	1,099,624	(2,776)
POSCO INTERNATIONAL JAPAN CORP.	998,144	821,148	176,996	2,966,044	21,235
POSCO INTERNATIONAL SINGAPORE PTE. LTD.	217,546	194,011	23,534	3,225,062	6,560
POSCO INTERNATIONAL ITALIA S.R.L.	291,810	271,429	20,381	862,642	2,321
PT. KRAKATAU POSCO(*1)	3,523,003	2,874,800	648,203	2,817,274	(168,700)
POSCO ASSAN TST STEEL INDUSTRY	568,566	568,513	53	503,646	(23,238)
POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD.	204,257	192,542	11,715	347,192	(7,963)
POSCO Argentina S.A.U.	2,786,535	1,260,950	1,525,585	3,203	(128,649)
POSCO-MKPC SDN BHD	164,150	72,783	91,367	257,822	7,271
Senex Holdings PTY LTD(*1)	2,269,190	910,149	1,359,041	268,350	16,389

(*1)
Summarized financial information of POSCO AUSTRALIA PTY LTD, PT. KRAKATAU POSCO and Senex Holdings PTY LTD, a subsidiary of POSCO HOLDINGS INC., are based on its consolidated financial information. The financial information of the other entities is based on separate financial statements of each entity.

3)	As of and for the Year ended December 31, 2025

(in millions of Won)
Company	Assets		Liabilities	Equity	Revenue	Profit (loss)
[Domestic]
POSCO	￦	45,022,297	11,113,310	33,908,987	35,010,837	1,187,860
POSCO Eco & Challenge Co., Ltd.		8,172,206	5,276,507	2,895,699	6,591,563	(517,983)
POSCO STEELEON Co., Ltd.		479,864	105,249	374,615	1,093,989	14,436
POSCO DX Co., Ltd.		814,795	253,134	561,661	1,046,633	52,384
eNtoB Corporation		163,126	90,342	72,784	995,642	4,404
POSCO FUTURE M CO.,LTD.		7,828,096	3,927,339	3,900,757	2,689,403	31,815
POSCO M-TECH		155,483	41,231	114,252	357,432	1,411
POSCO INTERNATIONAL Corporation		13,725,392	7,931,430	5,793,962	26,956,598	513,830
POSCO MOBILITY SOLUTION		930,712	376,195	554,517	1,182,165	2,104
POSCO-Pilbara LITHIUM SOLUTION Co., Ltd.		1,199,943	824,709	375,234	151,666	(241,325)
QSONE Co.,Ltd.		233,225	35,538	197,687	23,883	9,637

[Foreign]
POSCO America Corporation		177,414	7,388	170,026	12,387	1,103
POSCO AUSTRALIA PTY LTD(*1)		1,302,758	126,704	1,176,054	120,629	54,161
POSCO Asia Co., Ltd.		1,070,584	767,290	303,294	33,285	14,276
POSCO-CTPC Co., Ltd.		93,444	30,522	62,922	193,651	1,137
POSCO (Zhangjiagang) Stainless Steel Co.,Ltd.		1,017,825	828,674	189,151	2,459,184	(203,736)
POSCO (Thailand) Company Limited		181,303	51,750	129,553	460,933	2,683
Qingdao Pohang Stainless Steel Co., Ltd.		101,432	28,485	72,947	172,453	(29,916)
POSCO (Suzhou) Automotive Processing Center Co., Ltd.		367,922	168,201	199,721	697,007	6,927
POSCO-China Holding Corp.		899,827	394,606	505,221	26,683	(9,895)
POSCO JAPAN Co., Ltd.		464,652	259,140	205,512	332,192	3,042
POSCO-India Pune Processing Center. Pvt. Ltd.		219,226	156,960	62,266	561,938	13,138
POSCO Japan PC CO.,LTD		282,106	186,496	95,610	601,268	7,662
POSCO-CFPC Co., Ltd.		208,779	138,537	70,242	751,210	(4,810)
POSCO MPPC S.A. de C.V.		540,502	432,030	108,472	990,082	(12,703)
POSCO-VIETNAM Co., Ltd.		297,547	287,963	9,584	800,445	(3,180)
POSCO MEXICO S.A. DE C.V.		516,173	267,912	248,261	779,354	(19,631)
POSCO Thainox Public Company Limited		513,813	103,715	410,098	595,928	(2,639)
POSCO Center Beijing		429,839	225,133	204,706	29,728	(2,114)
POSCO COATED STEEL (THAILAND) CO., LTD.		323,171	210,452	112,719	447,580	9,970
POSCO INTERNATIONAL AMARA Co., Ltd.		312,345	486,621	(174,276)	53,994	(21,735)
POSCO VST CO., LTD.		307,026	242,985	64,041	588,177	(13,800)
POSCO Maharashtra Steel Private Limited		1,410,778	616,607	794,171	1,962,507	74,068
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED		449,056	328,739	120,317	1,038,388	15,473
POSCO (Liaoning) Automotive Processing Center Co., Ltd.		89,376	29,251	60,125	155,217	1,417
POSCO YAMATO VINA STEEL JOINT STOCK COMPANY		433,768	112,956	320,812	391,439	4,037
PT. KRAKATAU POSCO ENERGY		297,226	79,844	217,382	36,099	15,052
POSCO INTERNATIONAL AMERICA CORP.		678,580	435,460	243,120	2,803,426	11,841
POSCO INTERNATIONAL Deutschland GMBH		535,776	517,285	18,491	1,265,871	1,897
POSCO INTERNATIONAL JAPAN CORP.		482,108	302,412	179,696	2,596,871	6,490
POSCO INTERNATIONAL SINGAPORE PTE. LTD.		377,452	351,911	25,541	3,394,333	2,545
POSCO INTERNATIONAL ITALIA S.R.L.		353,864	328,875	24,989	848,468	2,395
PT. KRAKATAU POSCO(*1)		3,233,243	2,656,952	576,291	2,627,285	(55,749)

(in millions of Won)
Company	Assets	Liabilities	Equity	Revenue	Profit (loss)
POSCO ASSAN TST STEEL INDUSTRY	528,879	545,403	(16,524)	578,928	(16,426)
POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD.	141,846	135,609	6,237	264,484	(5,152)
POSCO Argentina S.A.U.	3,024,213	1,860,335	1,163,878	64,359	(322,330)
POSCO-MKPC SDN BHD	157,680	54,285	103,395	244,146	5,895
Senex Holdings PTY LTD(*1)	2,706,285	1,137,655	1,568,630	392,218	28,069

(*1)
Summarized financial information of POSCO AUSTRALIA PTY LTD, PT. KRAKATAU POSCO and Senex Holdings PTY LTD, a subsidiary of POSCO HOLDINGS INC., are based on its consolidated financial information. The financial information of the other entities is based on separate financial statements of each entity.

Details of Non-controlling Interest
(d)	Details of non-controlling interests by entity, on a respective consolidated basis, as of and for the years ended December 31, 2023, 2024 and 2025 are as follows:

1)	As of and for the year ended December 31, 2023

(in millions of Won)	POSCO INTERNATIONAL Corporation		POSCO FUTURE M Co., LTD	POSCO Eco & Challenge CO., LTD.	POSCO DX CO., LTD.
Current assets	￦	8,077,260	2,411,881	6,379,394	661,856
Non-current assets		8,540,488	3,922,712	2,357,217	227,952
Current liabilities		(6,275,479)	(1,396,408)	(4,713,198)	(421,367)
Non-current liabilities		(3,717,507)	(2,326,719)	(610,218)	(6,991)
Equity		6,624,762	2,611,466	3,413,195	461,450
Non-controlling interests		1,121,823	666,420	1,483,382	149,812
Revenue		33,132,821	4,759,871	10,095,060	1,485,876
Profit for the period		680,419	4,435	176,827	92,128
Profit attributable to non-controlling interests		141,618	25,365	89,042	30,506
Cash flows from operating activities		1,076,436	(444,846)	(294,596)	21,821
Cash flows from investing activities		(27,128)	(1,031,418)	318,890	19,264
Cash flows from financing activities		(1,225,373)	1,591,574	78,748	(12,975)
Effect of exchange rate fluctuation on cash held		15,222	(7,111)	1,444	39
Net increase (decrease) in cash and cash equivalents		(176,065)	108,199	104,487	28,148

2)	As of and for the year ended December 31, 2024

(in millions of Won)	POSCO INTERNATIONAL Corporation		POSCO FUTURE M Co., LTD	POSCO Eco & Challenge CO., LTD.	POSCO DX CO., LTD.
Current assets	￦	8,268,175	2,112,748	5,253,321	676,688
Non-current assets		9,068,151	5,819,711	2,448,945	215,765
Current liabilities		(6,659,697)	(1,570,070)	(3,304,067)	(355,027)
Non-current liabilities		(3,327,166)	(3,041,884)	(892,031)	(11,528)
Equity		7,349,463	3,320,505	3,506,168	525,898
Non-controlling interests		1,089,512	700,123	1,495,379	169,964
Revenue		32,340,793	3,699,944	10,239,966	1,473,291
Profit (loss) for the period		503,410	(231,338)	108,682	88,599
Profit (loss) attributable to non-controlling interests		104,424	(78,781)	66,458	29,331
Cash flows from operating activities		876,881	670,850	13,430	97,800
Cash flows from investing activities		(846,138)	(1,810,360)	(76,358)	(12,603)
Cash flows from financing activities		(176,074)	1,375,379	(360,662)	(17,219)
Effect of exchange rate fluctuation on cash held		65,672	18,768	14,878	1,039
Net increase (decrease) in cash and cash equivalents		(79,659)	235,869	(408,712)	69,017

3)	As of and for the year ended December 31, 2025

(in millions of Won)	POSCO INTERNATIONAL Corporation		POSCO FUTURE M Co., LTD	POSCO Eco & Challenge CO., LTD.	POSCO DX CO., LTD.
Current assets	￦	7,555,975	2,170,138	5,983,732	611,990
Non-current assets		11,197,035	6,973,758	2,411,581	222,402
Current liabilities		(6,612,176)	(1,658,341)	(3,995,466)	(251,651)
Non-current liabilities		(4,328,180)	(2,973,477)	(1,390,467)	(10,180)
Equity		7,812,654	4,512,078	3,009,380	572,561
Non-controlling interests		989,277	969,142	1,290,254	185,187
Revenue		32,373,604	2,938,698	6,795,197	1,075,175
Profit (loss) for the period		636,802	36,522	(499,626)	52,624
Profit (loss) attributable to non-controlling interests		42,727	17,039	(100,303)	6,595
Cash flows from operating activities		1,941,539	(33,577)	(950,239)	145,951
Cash flows from investing activities		(1,329,738)	(1,726,808)	444,649	(6,201)
Cash flows from financing activities		(465,306)	1,430,280	933,357	(21,378)
Effect of exchange rate fluctuation on cash held		(30,393)	5,730	(11,658)	(602)
Net increase (decrease) in cash and cash equivalents		116,102	(324,375)	416,109	117,770

Details of Associates
1)	Associates

		Ownership (%)		Region
Investee	Category of business	2024	2025
[Domestic]
New Songdo International City Development, LLC	Real estate rental	29.90	29.90	Incheon
Gale International Korea, LLC	Real estate rental	29.90	29.90	Incheon
KONES, Corp.(*4)	Technical service	27.41	—	—
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	Real estate development	29.53	29.53	Chungju
DAEHO GLOBAL MANAGEMENT CO., LTD.	Investment advisory service	35.82	35.82	Pohang
Gunggi Green Energy(*1)	Electricity generation	19.00	19.00	Hwaseong
Pohang Special Welding Co.,Ltd.	Welding material and tools manufacturing and sales	50.00	50.00	Pohang
EQP POSCO Global NO1 Natural Resources Private Equity Fund	Investment in new technologies	27.23	27.23	Seoul
KC Chemicals CORP.(*1)	Machinery manufacturing	18.76	18.76	Hwaseong
Chun-cheon Energy Co., Ltd	Electricity generation	49.10	49.10	Chuncheon
Noeul Green Energy(*1)	Electricity generation	10.00	10.00	Seoul
Posco-IDV Growth Ladder IP Fund(*3)	Investment in new technologies	17.86	—	—
Pohang E&E Co., LTD	Investment in waste energy	30.00	30.00	Pohang
POSCO Energy Valley Fund	Investment in new technologies	20.00	20.00	Pohang
Posco Culture Contents Fund	Investment in new technologies	31.68	31.68	Seoul
PCC Amberstone Private Equity Fund 1(*1)	Investment in new technologies	8.80	8.80	Seoul
UITrans LRT Co., Ltd.	Transporting	38.19	38.19	Seoul
POSCO Advanced Technical Staff Fund(*1)	Investment in new technologies	15.87	15.84	Seoul
POSCO 4th Industrial Revolution Fund(*1)	Investment in new technologies	19.05	19.05	Seoul
Pureun Tongyeong Enviro Co., Ltd.	Sewerage treatment	20.40	20.40	Tongyeong
Pure Gimpo Co., Ltd.	Construction	28.79	28.79	Gimpo
Posgreen Co., Ltd.(*1)	Lime and plaster manufacturing	19.00	19.00	Gwangyang
Clean Iksan Co., Ltd.	Construction	23.50	23.50	Iksan
Innovalley Co., Ltd.	Real estate development	29.48	29.48	Yongin
BLUE OCEAN Private Equity Fund	Private equity financial	27.52	27.52	Seoul

		Ownership (%)		Region
Investee	Category of business	2024	2025
[Domestic]
Pocheon-Hwado Highway Corp.	Investment in Expressway	27.89	27.89	Incheon
INNOPOLIS Job Creation Fund II(*1)	Investment in new technologies	6.13	6.13	Seoul
Samcheok Blue Power Co.,Ltd.	Generation of electricity	34.00	34.00	Samcheok
INKOTECH, INC.(*1)	Electricity generation and sales	10.00	10.00	Seoul
PCC Social Enterprise Fund II(*1)	Investment in new technologies business	16.67	16.67	Seoul
PCC-Conar No.1 Fund(*1)	Investment in new technologies business	14.88	14.88	Pohang
HYOCHUN Co., Ltd(*1)	Screen door operation	18.00	18.00	Seoul
IBKC-PCC 1st Fund(*1)	Investment in new technologies business	18.18	18.18	Pohang
PCC-Woori LP secondary Fund(*1)	Investment in new technologies business	18.85	18.85	Pohang
Link City PFV Inc.	Contruction, housing construction and sales	44.00	44.00	Uijeongbu
BNH-POSCO Bio Healthcare Fund(*1)	Investment in new technologies business	18.14	18.14	Pohang
PCC-BM Project Fund(*1)	Investment in new technologies business	8.77	8.77	Pohang
Energy Innovation Fund I(*1)	Investment in new technologies business	10.11	10.11	Pohang
Consus PS development Professional Private Real Estate Fund	Real estate development	50.00	50.00	Seoul
POSTECH Holdings 4th Fund	Private Investment Association	40.00	40.00	Pohang
SNU STH IP Fund	Private Investment Association	33.33	33.33	Seoul
G&G Technology Innovation Fund No.1(*1)	Investment in new technologies business	13.97	13.97	Seongnam
PCC-KAI Secondary I Fund(*1)	Investment in new technologies business	19.12	19.14	Seoul
2021 PCC Bio New Technology Fund(*1)	Investment in new technologies	5.45	5.45	Pohang
Consus BG Private Real Estate Fund No.2	Real estate development	50.00	50.00	Seoul
Consus NewDeal Infra Development Specialized Private Special Asset Investment Trust 1	Investment Association	40.00	40.00	Seoul
Hybrid ESG Secondary Venture No.1(*1)	Investment Association	18.27	18.27	Pohang
PCC-Bailey Project Fund(*1)	Investment in new technologies business	7.27	7.27	Pohang
CR Inotech Co., Ltd.(*1)	Manufacturing	19.00	19.00	Gwangyang
Posco JK Solid Solution Co., ltd.	Material manufacturing for rechargeable battery	40.00	40.00	Yangsan
PCC-Xinova PRE-IPO Fund(*1)	Investment in new technologies business	0.91	0.91	Pohang
Consus OS Private Real Estate Fund 2	Real estate development	50.00	50.00	Seoul
C&P Advanced Material Technology Co., Ltd.	Precursor manufacturing and sales	20.00	20.00	Pohang
P&O Chemical Co., Ltd(*4)	Chemical production	51.00	—	—
FEWM CO., LTD.(*2)	Industrial gas production	—	40.00	Yongin
Gyeongbuk-Posco Innovative growth Venture Fund(*2)	Investment in new technologies business	—	24.73	Seoul

[Foreign]
POSCHROME (PROPRIETARY) LIMITED	Raw material manufacturing and sales	50.00	50.00	South Africa
CAML RESOURCES PTY LTD	Raw material manufacturing and sales	33.34	33.34	Australia
PT. Wampu Electric Power	Construction and civil engineering	20.00	20.00	Indonesia
POSK(Pinghu) Steel Processing Center Co., Ltd.	Steel processing and sales	20.00	20.00	China
PT.INDONESIA POS CHEMTECH CHOSUN Ref	Refractory manufacturing and sales	30.19	30.19	Indonesia
NS-Thainox Auto Co., Ltd.	Stainless sales and transporting	49.00	49.00	Thailand
PT. Tanggamus Electric Power(*1)	Construction and civil engineering	17.50	17.50	Indonesia
LLP POSUK Titanium	Titanium manufacturing and sales	35.30	35.30	Kazakhstan
IMFA ALLOYS FINLEASE LTD	Raw material manufacturing and sales	24.00	24.00	India
KRAKATAU POS-CHEM DONG-SUH CHEMICAL(*1)	Chemical by-product manufacturing and sales	19.00	19.00	Indonesia
9404-5515 Quebec Inc.	Investments management	25.85	25.85	Canada
Hamparan Mulya	Resource development	45.00	45.00	Indonesia

		Ownership (%)		Region
Investee	Category of business	2024	2025

[Foreign]
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd.	Steel manufacturing and sales	25.00	25.00	China
POSCO SeAH Steel Wire(Nantong) Co., Ltd.	Steel processing and sales	25.00	25.00	China
POS-SeAH Steel Wire (Thailand) Co., Ltd.	Steel manufacturing and sales	25.00	25.00	Thailand
Jupiter Mines Limited(*1)	Resource development	6.89	6.89	Australia
SAMHWAN VINA CO., LTD(*1)	Steel manufacturing and sales	17.26	17.26	Vietnam
Saudi-Korean Company for Maintenance Properties Management LLC(*1)	Building management	19.00	19.00	Saudi Arabia
NCR LLC	Coal sales	22.05	22.05	Canada
AMCI (WA) PTY LTD	Iron ore sales & mine development	49.00	49.00	Australia
SHANGHAI LANSHENG DAEWOO CORP.	Trading	49.00	49.00	China
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO., LTD.	Trading	49.00	49.00	China
General Medicines Company Ltd.	Medicine manufacturing and sales	33.00	33.00	Sudan
KOREA LNG LTD.	Gas production and sales	20.00	20.00	England
AES-VCM Mong Duong Power Company Limited(*4)	Electricity generation	30.00	—	—
South-East Asia Gas Pipeline Company Ltd.	Pipeline construction and management	25.04	25.04	Myanmar
GLOBAL KOMSCO Daewoo LLC	Cotton celluloid manufacturing and sales	35.00	35.00	Uzbekistan
POSCO-Poggenamp Electrical Steel Pvt. Ltd.(*4)	Steel processing and sales	26.00	—	—
Qingdao Pohang DGENX Stainless SteelPipeCo., Ltd	Exhaust meter manufacturing	40.00	40.00	China
SHINPOONG DAEWOO PHARMA VIETNAM CO.,LTD(*4)	Medicine production	3.42	—	—
ZHEJIANG HUAYOU-POSCO ESM CO., LTD	Anode material Production	40.00	40.00	China
MONG DUONG FINANCE HOLDINGS B.V.(*4)	Financial Holdings	30.00	—	—
FQM Australia Holdings Pty Ltd	Non-ferrous metal Mining	24.32	24.32	Australia
Qingdao ZhongShou New Energy Technology Co.,Ltd(*1)	Artificial Graphite manufacturing	13.00	13.00	China
Black Rock Mining LTD(*1)	Mining	10.07	7.45	Australia
Inner Mongolia Sinuo New Material Technology Co.,Ltd(*1)	Artificial Graphite manufacturing	12.85	10.12	China
ZHANGJIAGANG XIAO-SHA COIL SERVICE CENTER CO.,LTD(*1)	Steel processing and sales	17.50	17.50	China
AJI Marketing and Sales, LLC(*3)	Coal sales	22.05	—	—
M RES NSW HCC II Pty Ltd(*2)(*5)	Mining	—	92.31	Australia
POSCO FLOW Holdings(Thailand) Co., Ltd(*2)	Logistics	—	49.00	Thailand
Posco Flow(Thailand) Co., Ltd(*2)	Logistics	—	49.00	Thailand

(*1)	The Company has determined that it has significant influence even though the Company’s percentage of ownership is less than 20% considering the composition of board of directors.
(*2)	During the year ended December 31, 2025, the entities were included as associates.
(*3)	During the year ended December 31, 2025, the entity was excluded from associates due to liquidation.

(*4)	During the year ended December 31, 2025, the entities were excluded from associates due to sale of interest.
(*5)
Although the Company holds a majority equity interest as of December 31, 2025, it has determined that it has significant influence considering its representation on the board of directors, and thus classified it as an investment in an associate.

Details of Joint Ventures
2)	Joint ventures
Details of joint ventures as of December 31, 2024 and 2025 are as follows:

		Ownership (%)
Investee	Category of business	2024	2025	Region
[Domestic]
POSCO MC MATERIALS	Steel processing and sales	60.00	60.00	Gwangyang
SNNC	Raw material manufacturing and sales	49.00	49.00	Gwangyang
POSCO-KB Shipbuilding Restructuring Fund	Investment in new technologies	18.75	18.75	Seoul
POSCO-NSC Venture Fund	Investment in new technologies	16.67	16.67	Seoul
PoscoPlutus Project 3rd Project fund	Investment in new technologies	5.96	5.96	Seoul
PCC Bio 2nd Fund	Investment in new technologies	19.72	19.72	Seoul
Union PCC Portfolio Fund	Investment in new technologies	14.12	14.12	Seoul
Eco Energy Solution Co., ltd.	Service	50.00	50.00	Seoul
FLOW K CO., Ltd.(*1)	Logistics and warehousing	40.00	—	—
[Foreign]
KOBRASCO	Steel materials manufacturing and sales	50.00	50.00	Brazil
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	Steel processing and sales	25.00	25.00	China
POSCO-SAMSUNG-Slovakia Processing Center	Steel processing and sales	30.00	30.00	Slovakia
YULCHON MEXICO S.A. DE C.V.	Tube for automobile manufacturing	11.85	11.85	Mexico
Hyunson Engineering & Construction HYENCO	Construction	4.89	4.89	Algeria
POSCO E&C Saudi Arabia	Civil engineering and construction	40.00	40.00	Saudi Arabia
Pos-Austem Suzhou Automotive Co., Ltd	Automotive parts manufacturing	19.90	19.90	China
POS-InfraAuto (Suzhou) Co., Ltd	Automotive parts manufacturing	16.20	16.20	China
POS-AUSTEM YANTAI AUTOMOTIVE CO., LTD	Automotive parts manufacturing	11.10	11.10	China
POS-AUSTEM WUHAN AUTOMOTIVE CO., LTD	Automotive parts manufacturing	7.43	7.43	China
DMSA/AMSA	Energy & resource development	3.89	3.89	Madagascar
Roy Hill Holdings Pty Ltd	Energy & resource development	12.50	12.50	Australia
POSCO-NPS Niobium LLC	Mine development	50.00	50.00	USA
HBIS-POSCO Automotive Steel Co., Ltd	Steel manufacturing and sales	50.00	50.00	China
PT NICOLE METAL INDUSTRY	Nickel smelting	49.00	49.00	Indonesia
Hydrogen Duqm LLC	Green hydrogen/Ammonia product business development	44.80	44.80	Oman
Nickel Mining Company SAS	Raw material manufacturing and sales	49.00	49.00	New Caledonia

(*1)	The entity was reclassified as a subsidiary during the year ended December 31, 2025 as a result of the acquisition of additional equity interest.

Consolidated Subsidiaries Acquired or Newly Established
(f)	New subsidiaries
Consolidated subsidiaries acquired or newly established during the year ended December 31, 2025 are as follows:

Company	Date of addition	Ownership (%)	Reason
POSCO DEEPTECH IP FUND	June 2025	60.00	New establishment
FUTURE GRAPH CO., LTD.	June 2025	100.00	New establishment
CHEMGAS KOREA CO.,LTD	July 2025	100.00	Acquisition
POSCO-EVER NEW MEDICAL Investment Fund	July 2025	60.00	New establishment
POSCO Stainless Precision & Processing	August 2025	100.00	New establishment
POSCO INTERNATIONAL CVC 1st Fund	August 2025	100.00	New establishment
POSCO CVC 1st Fund	August 2025	100.00	New establishment
New Zero 2nd Co., Ltd.	September 2025	100.00	Acquisition
POSCO DX CVC 1st Fund	September 2025	100.00	New establishment
POSCO Group AC Fund I	September 2025	100.00	New establishment
POSCO Safety Solution	September 2025	100.00	New establishment
Startup Korea Posco group Openinnovation Fund	November 2025	70.00	New establishment
POSCO INTERNATIONAL ALASKA ENERGY LLC	November 2025	100.00	New establishment
FLOW K CO., Ltd.	November 2025	70.00	Transfer from associate to subsidiary
POSCO FLOW VIETNAM CO., LTD	December 2025	100.00	New establishment
PT. Prime Agri Resources	December 2025	65.72	Acquisition

Subsidiaries That Were Excluded From Consolidation
(g)	Loss of control
Subsidiaries for which the Company has lost control during the year ended December 31, 2025 are as follows:

Company	Date of exclusion	Reason
SANPU TRADING Co., Ltd.	May 2025	Liquidation
New Energy Hub	June 2025	Merger
POSCO CNGR Nickel Solution	July 2025	Liquidation
POSCO E&C Vietnam Co., Ltd.	August 2025	Divestiture
SK SOLRA POWER GENERATION COPORATION	August 2025	Divestiture
POSCO (Suzhou) Steel Processing Center Co., LTD	October 2025	Liquidation
SUZHOU POSCO-CORE TECHNOLOGY CO., LTD	December 2025	Divestiture
Mastern No.123 Yeoju Samgyo PFV CO., Ltd	December 2025	Divestiture
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA	December 2025	Liquidation
Consus Private Real Estate Fund 2	December 2025	Liquidation
Consus Pf Private Real Estate Fund No.2	December 2025	Liquidation